PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited)
1
VY
®
T. Rowe Price
Growth Equity Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98 .0%
Communication Services : 16 .3%
695,502
(1)
Alphabet, Inc. - Class A
$ 91,013,392
6 .4
166,499
(1)
Alphabet, Inc. - Class
C
21,952,893
1 .6
5,269
(2)(3)
Epic Games, Inc.
3,639,035
0 .3
126,424
(1)
Match Group, Inc.
4,952,660
0 .4
175,855
(1)
Meta Platforms, Inc.
- Class A
52,793,430
3 .7
46,500
(1)
Netflix, Inc.
17,558,400
1 .2
309,969
(1)
Pinterest, Inc. - Class A
8,378,462
0 .6
66,274
(1)
Spotify Technology SA
10,248,611
0 .7
97,791
(1)
T-Mobile US, Inc.
13,695,630
1 .0
79,255
(1)
Trade Desk, Inc.
- Class A
6,193,778
0 .4
230,426,291
16 .3
Consumer Discretionary : 14 .3%
841,232
(1)
Amazon.com, Inc.
106,937,412
7 .6
1,818
(1)
Booking Holdings, Inc.
5,606,621
0 .4
5,744
(1)
Chipotle Mexican Grill,
Inc.
10,522,031
0 .7
454,254
(1)
Coupang, Inc.
7,722,318
0 .5
31,088
Ferrari NV
9,187,748
0 .7
32,717
(1)
Floor & Decor
Holdings, Inc. - Class A
2,960,888
0 .2
146,738  Las Vegas Sands
Corp.
6,726,470
0 .5
8,974
(1)
Lululemon Athletica,
Inc.
3,460,464
0 .2
832,361
(1)(4)
Rivian Automotive, Inc.
- Class A
20,209,725
1 .4
80,358
Ross Stores, Inc.
9,076,436
0 .6
82,144
(1)
Tesla, Inc.
20,554,072
1 .5
202,964,185
14 .3
Consumer Staples : 1 .6%
41,916  Constellation Brands,
Inc. - Class A
10,534,748
0 .8
33,080  Estee Lauder Cos.,
Inc. - Class A
4,781,714
0 .3
41,306
(3)
Maplebear, Inc.
1,226,375
0 .1
18,874
(1)(4)
Maplebear, Inc. - GS
560,369
0.0
40,924
Procter & Gamble Co.
5,969,175
0 .4
23,072,381
1 .6
Energy : 0 .8%
198,200
Schlumberger NV
11,555,060
0 .8
Financials : 2 .7%
87,811
Charles Schwab Corp.
4,820,824
0 .3
65,918
Chubb Ltd.
13,722,809
1 .0
174,578
(1)
Fiserv, Inc.
19,720,331
1 .4
38,263,964
2 .7
Health Care : 12 .8%
18,958
(1)
Argenx SE, ADR
9,320,322
0 .6
224,256
(1)
Avantor, Inc.
4,727,316
0 .3
47,736
Cigna Group
13,655,838
1 .0
27,605
Danaher Corp.
6,848,800
0 .5
76,044
Eli Lilly & Co.
40,845,514
2 .9
29,815
Humana, Inc.
14,505,594
1 .0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
58,135
(1)
Intuitive Surgical, Inc.
$ 16,992,279
1 .2
53,772
(1)
Legend Biotech Corp.,
ADR
3,611,865
0 .2
12,522
McKesson Corp.
5,445,192
0 .4
13,958
Stryker Corp.
3,814,303
0 .3
17,100  Thermo Fisher
Scientific, Inc.
8,655,507
0 .6
76,586  UnitedHealth Group,
Inc.
38,613,895
2 .7
26,851
(1)
Vertex
Pharmaceuticals, Inc.
9,337,167
0 .7
30,283
Zoetis, Inc.
5,268,636
0 .4
181,642,228
12 .8
Industrials : 1 .9%
50,899
Airbus SE
6,812,754
0 .5
57,498
(1)
Ceridian HCM Holding,
Inc.
3,901,239
0 .3
8,251
Cintas Corp.
3,968,814
0 .3
14,703  Old Dominion Freight
Line, Inc.
6,015,586
0 .4
88,175
TransUnion
6,330,083
0 .4
27,028,476
1 .9
Information Technology : 46 .9%
35,318  Accenture PLC - Class
A
10,846,511
0 .8
22,700
(1)
Adobe, Inc.
11,574,730
0 .8
83,977
(1)
Advanced Micro
Devices, Inc.
8,634,515
0 .6
1,576  Amphenol Corp.
- Class A
132,368
0.0
2,301,805
(2)(3)
Ant International Co. -
Balanced Owed
2,253,927
0 .2
788,538
Apple, Inc.
135,005,591
9 .5
27,577
ASML Holding NV
16,233,477
1 .1
16,872
(1)
Atlassian Corp. - Class
A
3,399,877
0 .2
564,260
(1)
Aurora Innovation, Inc.
1,326,011
0 .1
172,104
(1)
Dynatrace, Inc.
8,042,420
0 .6
50,512
Intuit, Inc.
25,808,601
1 .8
18,086
(1)
Klaviyo, Inc. - Class A
623,967
0.0
13,356
Lam Research Corp.
8,371,140
0 .6
7,871
(2)(3)
Magic Leap, Inc. -
Class A
151,138
0.0
84,574  Marvell Technology,
Inc.
4,577,991
0 .3
87,688  Mastercard, Inc.
- Class A
34,716,556
2 .5
573,760
Microsoft Corp.
181,164,720
12 .8
4,798
(1)
Monday.com Ltd.
763,938
0 .1
8,081
(1)
MongoDB, Inc.
2,794,895
0 .2
199,291
NVIDIA Corp.
86,689,592
6 .1
31,232  Roper Technologies,
Inc.
15,125,033
1 .1
75,009
(1)
Salesforce, Inc.
15,210,325
1 .1
37,148
(1)
ServiceNow, Inc.
20,764,246
1 .5
126,387
(1)
Shopify, Inc. - Class A
6,896,939
0 .5
22,837
(1)
Snowflake, Inc. - Class
A
3,488,809
0 .2

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

VY
®
T. Rowe Price
Growth Equity Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
51,440
(2)(3)
Stripe, Inc. - Class B
$ 1,127,050
0 .1
41,033
(1)
Teledyne Technologies,
Inc.
16,765,263
1 .2
177,031
Visa, Inc. - Class A
40,718,900
2 .9
663,208,530
46 .9
Materials : 0 .7%
24,572
Linde PLC
9,149,384
0 .7
Total Common Stock
(Cost $1,055,134,270)
1,387,310,499
98 .0
PREFERRED STOCK : 1 .3%
Consumer Discretionary : 0 .6%
53,632
(5)
Dr Ing hc F Porsche
AG
5,032,136
0 .4
38,487
(2)(3)
Rappi, Inc. - Series E
1,385,917
0 .1
37,201
(2)(3)
Sila Nanotechnologies,
Inc., - Series F
754,436
0.0
18,931
(2)(3)
Waymo LLC., Series
A-2
855,870
0 .1
8,028,359
0 .6
Health Care : 0 .5%
21,449
(4)
Sartorius AG
7,264,647
0 .5
Industrials : 0 .2%
159,700
(2)(3)
GM Cruise Holdings,
LLC Class F
2,893,764
0 .2
132,943
(2)(3)
Nuro, Inc. - Series C
824,247
0.0
3,718,011
0 .2
Total Preferred Stock
(Cost $22,708,095)
19,011,017
1 .3
Total Long-Term
Investments
(Cost $1,077,842,365)
1,406,321,516
99 .3
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1 .0%
Repurchase Agreements : 0 .2%
1,000,000
(6)
Bethesda Securities
LLC, Repurchase
Agreement dated
09/29/2023, 5.390%,
due 10/02/2023
(Repurchase
Amount $1,000,443,
collateralized
by various U.S.
Government Agency
Obligations, 3.062%-
6.000%, Market Value
plus accrued interest
$1,020,000, due
08/01/28-07/01/53)
1,000,000
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,000,000
(6)
Citigroup Global
Markets Inc.,
Repurchase
Agreement dated
09/29/2023, 5.300%,
due 10/02/2023
(Repurchase
Amount $1,000,436,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.087%, Market Value
plus accrued interest
$1,020,000, due
08/05/25-05/20/72)
$ 1,000,000
0 .1
368,888
(6)
Daiwa Capital
Markets, Repurchase
Agreement dated
09/29/2023, 5.320%,
due 10/02/2023
(Repurchase
Amount $369,049,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market
Value plus accrued
interest $376,289, due
01/31/24-10/01/53)
368,888
0.0
1,000,000
(6)
National Bank
Financial, Repurchase
Agreement dated
09/29/2023, 5.340%,
due 10/02/2023
(Repurchase
Amount $1,000,439,
collateralized
by various U.S.
Government
Securities, 0.000%-
4.750%, Market Value
plus accrued interest
$1,020,000, due
10/02/23)
1,000,000
0 .1
Total Repurchase
Agreements
(Cost $3,368,888)
3,368,888
0 .2

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

VY
®
T. Rowe Price
Growth Equity Portfolio
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : (continued)
Mutual Funds : 0 .8%
10,803,561
(7)
T. Rowe Price
Government
Reserve Fund, 5.400%
(Cost $10,803,561) $ 10,803,561 0 .8
Total Short-Term
Investments
(Cost $14,172,449)
$ 14,172,449
1 .0
Total Investments in
Securities
(Cost $1,092,014,814) $ 1,420,493,965 100 .3
Liabilities in Excess
of Other Assets (4,464,836) (0.3)
Net Assets $ 1,416,029,129 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(3)
Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2023, the Fund held restricted securities with a fair value of $15,111,759 or 1.1% of net assets. Please refer to the table below for additional details.
(4)
Security, or a portion of the security, is on loan.
(5)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(6)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)
Rate shown is the 7-day yield as of September 30, 2023.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

VY
®
T. Rowe Price
Growth Equity Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Common Stock
Communication Services $ 226,787,256 $ — $ 3,639,035 $ 230,426,291
Consumer Discretionary 202,964,185 — — 202,964,185
Consumer Staples 23,072,381 — — 23,072,381
Energy 11,555,060 — — 11,555,060
Financials 38,263,964 — — 38,263,964
Health Care 181,642,228 — — 181,642,228
Industrials 20,215,722 6,812,754 — 27,028,476
Information Technology 659,676,415 — 3,532,115 663,208,530
Materials 9,149,384 — — 9,149,384
Total Common Stock 1,373,326,595 6,812,754 7,171,150 1,387,310,499
Preferred Stock — 12,296,783 6,714,234 19,011,017
Short-Term Investments 10,803,561 3,368,888 — 14,172,449
Total Investments, at fair value $ 1,384,130,156 $ 22,478,425 $ 13,885,384 $ 1,420,493,965
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
At September 30, 2023, VY® T. Rowe Price Growth Equity Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
Ant International Co. - Balanced Owed 8/24/2023 $ 2,301,805 $ 2,253,927
Epic Games, Inc. 6/18/2020 3,029,675 3,639,035
GM Cruise Holdings, LLC Class F 5/7/2019 2,914,525 2,893,764
Magic Leap, Inc. - Class A 1/20/2016 3,824,971 151,138
Maplebear, Inc. 7/2/2020 1,986,867 1,226,375
Nuro, Inc. - Series C 10/30/2020 1,735,518 824,247
Rappi, Inc. - Series E 9/8/2020 2,299,446 1,385,917
Sila Nanotechnologies, Inc., - Series F 1/7/2021 1,535,389 754,436
Stripe, Inc. - Class B 12/17/2019 807,094 1,127,050
Waymo LLC., Series A-2 5/8/2020 1,625,552 855,870
$ 22,060,842 $ 15,111,759
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 359,592,511
Gross Unrealized Depreciation (31,113,360)
Net Unrealized Appreciation $ 328,479,151